REVENUE - Disaggregation of Revenue by Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,780,243	$ 1,297,078	$ 814,139
United States dollar (USD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,415,226	977,349	699,769
European euro (EUR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	116,469	111,177	35,454
Mexican peso (MXN)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57,526	40,064	21,624
Argentine peso (ARS)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57,329	47,039	33,594
Chilean peso (CLP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42,568	57,610	3,237
Pound sterling (GBP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,445	20,565	1,331
Brazilian real (BRL)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,886	23,850	10,795
Peruvian Sol (PEN)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,435	9,058	8
Colombian peso (COP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,971	9,803	7,791
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,388	$ 563	$ 536